Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the Company’s fair value hierarchy for its financial instruments that are measured at fair value on a recurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Long-term liabilities
Public warrants	$5,060	$—	$—	$5,060
Private Placement warrants	—	6,422	—	6,422
Contingent Earnout liability	—	—	11,369	11,369

	$5,060	$6,422	$11,369	$22,851

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Long-term liabilities
EIB warrant liability	$—	$—	$4,007	$4,007

Summary of Change in Fair Value of The Warrant Liabilities
The following table provides a roll-forward of the aggregate fair values of the Level 3 financial instruments:

	Contingent Earnout Liability	Contingent Interest Embedded Derivative	Warrant Liability
Fair value at December 31, 2019	$—	$—	$197
Issuance of warrants to EIB	—	—	3,612
Change in fair value	—	—	198

Fair value at December 31, 2020	—	—	4,007
Issuance of warrants to Silicon Valley Bank	—	—	308
Conversion of Silicon Valley Bank warrants to common stock	—	—	(308)
Exercise of Series C preferred warrants	—	—	(891)
Contingent interest embedded derivative recognized relating to the FP Term Loan agreement	—	8,922	—
Contingent interest embedded derivative derecognized upon the execution of the FP amendment	—	(8,922)	—
Contingent earnout liability recognized upon the closing of the reverse recapitalization	78,395	—	—
Change in fair value included in other income (expense), net	(67,026)	—	19,466
Transferred to Level 2 upon the closing of the reverse recapitalization	—	—	(22,582)

Fair value at December 31, 2021	$11,369	$—	$—

Summary of Warrants Classified as Equity That Are Measured at Fair Value on Nonrecurring Basis
The following tables present the Company’s fair value hierarchy for its warrants classified as equity that are measured at fair value on a nonrecurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

Private Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Quantitative Information Regarding Warrant Liability
The table below quantifies the significant inputs used for the Private Warrants:

	December 31,	August 16,
	2021	2021
Fair value of the Company’s common stock	$3.38	$9.93
Exercise price	$11.50	$11.50
Risk-free interest rate	1.26%	0.75%
Expected volatility factor	70.0%	22.0%
Expected dividend yield	—%	—%
Remaining contractual term (in years)	4.6	5.0

E I B Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Quantitative Information Regarding Warrant Liability
In November 2021, EIB warrants were settled for a cash amount of $19,942. As of December 31, 2021 no EIB warrants remained outstanding. The table below quantifies the inputs used for the EIB warrants:

	December 31,
	2021	2020
Fair value of the Company’s common stock	$—	$4.19
Risk-free interest rate	—%	0.13%
Expected volatility factor	—%	68.4%
Remaining contractual term (in years)	—	4.7

Contingent Earnout Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Schedule of Quantitative Information Regarding Warrant Liability
The table below quantifies the significant inputs used for the Contingent Earnout Liability:

	December 31,	August 16,
	2021	2021
Fair value of the Company’s common stock	$3.38	$9.93
Risk-free interest rate	1.26%	0.75%
Expected volatility factor	70.0%	70.0%
Expected dividend yield	—%	—%
Remaining contractual term (in years)	0.004	0.004